UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 439,629	¥ 2,980,375	¥ 3,235,007
Restricted cash	68,960	467,500	500
Accounts receivable, net of allowance of RMB11,424 and RMB10,122 as of December 31, 2016 and June 30, 2017, respectively	24,152	163,737	141,649
Loan receivables	9,719	65,885	22,410
Amounts due from related parties	18,335	124,301	98,453
Prepaid rent	74,115	502,447	446,127
Inventories	4,903	33,239	21,606
Other current assets	35,418	240,112	208,929
Total current assets	675,231	4,577,596	4,174,681
Property and equipment, net	658,320	4,462,948	3,710,468
Intangible assets, net	266,456	1,806,383	342,694
Land use rights	21,068	142,826	145,521
Long-term investments, including marketable securities measured at fair value of RMB204,945 and RMB146,633 as of December 31, 2016 and June 30, 2017, respectively	189,210	1,282,714	1,064,321
Goodwill	315,181	2,136,710	171,504
Loan receivables	1,011	6,856	7,269
Other assets	50,988	345,655	200,492
Deferred tax assets	35,667	241,795	176,414
Total assets	2,213,132	15,003,483	9,993,364
Current liabilities:
Short-term debt	23,983	162,586	298,291
Long-term debt, current portion	20	135
Accounts payable	88,553	600,330	584,731
Amounts due to related parties	1,417	9,606	11,058
Salary and welfare payables	36,336	246,335	274,259
Deferred revenue	117,894	799,238	749,793
Accrued expenses and other current liabilities	157,212	1,065,785	895,837
Income tax payable	28,784	195,137	152,112
Total current liabilities	454,199	3,079,152	2,966,081
Long-term debt	539,590	3,658,041
Deferred rent	183,248	1,242,292	1,023,843
Deferred revenue	24,669	167,241	166,963
Other long-term liabilities	51,668	350,273	323,991
Deferred tax liabilities	67,671	458,760	96,329
Total liabilities	1,321,045	8,955,759	4,577,207
Commitments and contingencies (Note 13)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 281,379,130 and 282,323,910 shares issued as of December 31, 2016 and June 30, 2017, and 278,282,366 and 279,227,146 shares outstanding as of December 31, 2016 and June 30, 2017, respectively)	30	204	204
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2016 and June 30, 2017, respectively)	(15,832)	(107,331)	(107,331)
Additional paid-in capital	553,671	3,753,504	3,699,056
Retained earnings	346,628	2,349,896	1,812,174
Accumulated other comprehensive (loss) income	4,830	32,743	(4,503)
Total China Lodging Group, Limited shareholders' equity	889,327	6,029,016	5,399,600
Noncontrolling interest	2,760	18,708	16,557
Total equity	892,087	6,047,724	5,416,157
Total liabilities and equity	$ 2,213,132	¥ 15,003,483	¥ 9,993,364